RELATED PARTY TRANSACTIONS (Details Narrative)		12 Months Ended
	Jul. 19, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Dilution Agreement to approve program spending		$ 15,000,000
Ownership interest			100.00%
Mineral property assets			$ 223,000
Accounts receivable			$ 265,000
Additional Interest rate		75.00%
Aggregate property from related party		$ 10,000,000
Voting interest		75.00%
Termination payment recevied	$ 5,848,000
Total assets				$ 510,284,000	$ 320,690,000
UPC
Statement [Line Items]
Variable Fee		0.30%
Total assets				100,000,000
Total assets including fees				$ 500,000,000
Due from related party		$ 0			164,000,000
Commission fess percent		1.00%
Base Fee		$ 400,000
Namdo Management Services Ltd
Statement [Line Items]
Due from related party					206,000
Due to related party					$ 0
Denison Waterbury Corp
Statement [Line Items]
Ownership interes		60.00%
KWULP
Statement [Line Items]
Additional Interest rate		40.00%	66.57%
KWULP Limited Partner
Statement [Line Items]
Additional Interest rate		33.09%
WLUC
Statement [Line Items]
Additional Interest rate		0.02%	66.90%